Eaton & Van Winkle LLP
                                 3 Park Avenue
                               New York, NY 10016

                                                      July 5, 2007

BY EDGAR
H. Roger Schwall, Assistant Director
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, NE, Mail Stop 7010
Washington, D.C. 20649

      Re: Baseline Oil & Gas Corp.; Post-Effective Amendment No. 1 to Registration Statement on Form SB-2 (File No. 333-134978), originally filed June 13, 2006 (as amended on August 1, 2006 and October 6, 2006) and declared effective October 20, 2006

Dear Mr. Schwall:

      On behalf of Baseline Oil & Gas Corp. (the "Company"), we filed today a Post-Effective Amendment No. 1 with respect to the Company's Registration Statement on Form SB-2 ("Post-Effective Amendment"), which registration effective was declared effective October 20, 2006.

      For the benefit of the Commission staff, please be advised that the Post-Effective Amendment was occasioned by the Company's (1) acquisition of material oil & gas properties in the second quarter 2007 and (2) related financing and capital raising activities, including entry into a facility having $54.7 million revolving credit and $20.3 million term loan commitments.

      The Post-Effective Amendment further reflects a reduced aggregate number of shares being registered (column 2 in selling stockholder list), adjusted to reflect the actual number of shares of the Company's common stock issued as (i) payment on November Interest Shares (in lieu of cash) for interest having accrued under notes issued in the November 2005 Financing and (ii) penalties in connection with the February 2006 Financing for the Company's failure to file and have declared effective the original registration statement prior to June 2, 2006. As disclosed in the footnotes to the selling stockholder list, the previous estimated number of registered shares assumed that: (i) all - rather

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Securities and Exchange Commission
July 5, 2007
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than a portion - of the holders of the $2,375,000 principal amount of notes in the November 2005 Financing would elect to receive shares in lieu of cash as payment for accrued interest and (ii) the registration statement would not be declared effective before it actually was.

      Because of the extent of the updates to the business, MD&A and management sections, it was not practical to mark the Post-Effective Amendment against the effective Form SB-2 Registration Statement on file. Regardless, you are advised that the updates reflect events previously disclosed by the Company in its current report on Forms 8-K filed with the Commission on April 18, 2007 and its quarterly report for the period ended March 31, 2007 on May 15, 2007.

      Should the Staff have any further questions, please do not hesitate to contact the undersigned at (212) 561-3614 or Matt Cohen, Esq. at (212) 561-3602.


                                                         Sincerely,


                                                         /s/ J. Russell Bulkeley

                                                         J. Russell Bulkeley